Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Interest cost	$ 836	$ 776	$ 635
Expected return on plan assets	(1,032)	(979)	(810)
Net amortization and deferral	696	1,106	696
Net Periodic Pension Cost	$ 500	$ 903	$ 521